Investment Portfolio	as of June 30, 2020 (Unaudited)

DWS High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 97.0%
Communication Services 19.6%
Altice Financing SA, 144A, 5.0%, 1/15/2028		3,200,000	3,178,752
Altice France Holding SA, 144A, 10.5%, 5/15/2027		2,790,000	3,073,324
Altice France SA:
144A, 5.5%, 1/15/2028		2,400,000	2,424,000
144A, 7.375%, 5/1/2026		8,050,000	8,394,540
144A, 8.125%, 2/1/2027		2,926,000	3,200,312
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		3,005,000	3,065,100
144A, 4.5%, 5/1/2032		520,000	526,500
144A, 4.75%, 3/1/2030		2,000,000	2,046,380
144A, 5.0%, 2/1/2028		2,205,000	2,276,662
144A, 5.125%, 5/1/2027		1,665,000	1,722,609
144A, 5.5%, 5/1/2026		3,855,000	3,991,120
144A, 5.875%, 5/1/2027		2,240,000	2,337,328
CenturyLink, Inc.:
5.625%, 4/1/2025		780,000	806,520
Series W, 6.75%, 12/1/2023		705,000	757,727
Clear Channel Worldwide Holdings, Inc.:
144A, 5.125%, 8/15/2027		4,545,000	4,363,200
9.25%, 2/15/2024		3,059,000	2,837,528
CommScope, Inc.:
144A, 5.5%, 3/1/2024		1,755,000	1,772,550
144A, 5.5%, 6/15/2024		1,500,000	1,527,495
144A, 7.125%, 7/1/2028 (b)		1,110,000	1,107,336
144A, 8.25%, 3/1/2027 (c)		1,935,000	1,988,599
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		2,074,000	2,055,852
144A, 5.5%, 4/15/2027		5,380,000	5,597,890
144A, 5.75%, 1/15/2030		2,255,000	2,348,582
144A, 6.5%, 2/1/2029		2,845,000	3,111,719
144A, 7.5%, 4/1/2028		1,800,000	1,964,250
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026		1,350,000	977,063
DISH DBS Corp.:
5.875%, 11/15/2024		1,389,000	1,382,055
144A, 7.375%, 7/1/2028 (b)		730,000	725,438
7.75%, 7/1/2026 (c)		1,290,000	1,367,400
Frontier Communications Corp., 144A, 8.0%, 4/1/2027		1,735,000	1,759,533
Lamar Media Corp., 144A, 4.875%, 1/15/2029		1,180,000	1,185,900
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		2,735,000	2,789,700
Netflix, Inc.:
3.625%, 5/15/2027	EUR	1,000,000	1,168,260
REG S, 3.625%, 6/15/2030	EUR	1,050,000	1,212,116
4.625%, 5/15/2029	EUR	2,530,000	3,150,258
4.875%, 4/15/2028		1,500,000	1,603,905
5.875%, 11/15/2028		1,035,000	1,178,606
Outfront Media Capital LLC, 144A, 5.0%, 8/15/2027		1,900,000	1,710,000
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027 (c)		1,285,000	1,307,976
Sirius XM Radio, Inc., 144A, 5.5%, 7/1/2029		3,215,000	3,384,173
Sprint Capital Corp., 6.875%, 11/15/2028		5,550,000	6,757,125

Sprint Corp.:
7.125%, 6/15/2024		2,320,000	2,619,605
7.625%, 3/1/2026		3,245,000	3,830,301
T-Mobile U.S.A., Inc., 4.75%, 2/1/2028		3,130,000	3,306,532
Telecom Italia Capital SA, 6.375%, 11/15/2033		3,320,000	3,743,300
Telefonica Europe BV, REG S, 5.875%, Perpetual (d)	EUR	1,200,000	1,452,793
Uber Technologies, Inc.:
144A, 7.5%, 5/15/2025		1,500,000	1,511,250
144A, 7.5%, 9/15/2027		700,000	701,750
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		1,955,000	1,871,913
144A, 5.625%, 4/15/2027		1,735,000	1,776,206
144A, 6.5%, 7/15/2028		1,490,000	1,490,313
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		699,000	683,419
Virgin Media Secured Finance PLC:
144A, 5.5%, 8/15/2026		2,310,000	2,362,991
144A, 5.5%, 5/15/2029		4,855,000	5,073,475
Vodafone Group PLC, 7.0%, 4/4/2079		2,595,000	3,040,186
VTR Comunicaciones SpA, 144A, 5.125%, 1/15/2028 (b)		1,004,000	1,024,582
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	5,280,000	5,576,153
Ziggo BV, 144A, 4.875%, 1/15/2030		4,230,000	4,252,927
			142,453,079
Consumer Discretionary 16.9%
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	760,000	753,796
Adient U.S. LLC, 144A, 9.0%, 4/15/2025		440,000	473,968
Ahern Rentals, Inc., 144A, 7.375%, 5/15/2023		500,000	240,000
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (c)		1,815,000	1,783,237
6.25%, 3/15/2026		1,125,000	1,082,812
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		505,000	482,275
Boyd Gaming Corp.:
144A, 4.75%, 12/1/2027 (c)		890,000	765,400
6.0%, 8/15/2026		1,225,000	1,145,007
6.375%, 4/1/2026		1,600,000	1,520,000
144A, 8.625%, 6/1/2025		1,880,000	1,964,600
Carnival Corp., 144A, 11.5%, 4/1/2023		2,100,000	2,278,500
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,660,766
REG S, 4.375%, 5/15/2026	EUR	2,800,000	3,100,097
144A, 6.25%, 5/15/2026		805,000	830,156
144A, 6.75%, 5/15/2025		970,000	1,008,800
144A, 8.5%, 5/15/2027		750,000	753,713
Colt Merger Sub, Inc.:
144A, 5.75%, 7/1/2025 (b)		210,000	211,197
144A, 6.25%, 7/1/2025 (b)		3,030,000	3,011,062
144A, 8.125%, 7/1/2027 (b)		1,480,000	1,430,050
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		1,150,000	1,167,250
144A, 6.5%, 6/1/2026		1,330,000	1,376,550
Dana, Inc.:
5.375%, 11/15/2027		805,000	803,479
5.625%, 6/15/2028		75,000	74,453
Eldorado Resorts, Inc., 6.0%, 9/15/2026		2,588,000	2,795,868
FCE Bank PLC, REG S, 1.528%, 11/9/2020	EUR	3,150,000	3,503,917
Ford Motor Co.:
8.5%, 4/21/2023		1,370,000	1,448,775
9.0%, 4/22/2025		4,090,000	4,426,198
9.625%, 4/22/2030 (c)		510,000	603,993

Ford Motor Credit Co. LLC:
1.514%, 2/17/2023	EUR	1,500,000	1,577,552
3.021%, 3/6/2024	EUR	935,000	1,003,930
3.219%, 1/9/2022		2,900,000	2,820,859
4.14%, 2/15/2023		1,605,000	1,570,412
5.113%, 5/3/2029		775,000	753,168
5.125%, 6/16/2025		3,450,000	3,451,380
HD Supply, Inc., 144A, 5.375%, 10/15/2026		1,315,000	1,342,944
Hilton Domestic Operating Co., Inc., 144A, 5.375%, 5/1/2025		2,430,000	2,430,000
IAA, Inc., 144A, 5.5%, 6/15/2027		1,110,000	1,145,098
IRB Holding Corp, 144A, 7.0%, 6/15/2025		690,000	711,183
L Brands, Inc.:
5.625%, 2/15/2022		815,000	796,663
6.625%, 4/1/2021		775,000	798,250
144A, 6.875%, 7/1/2025		1,510,000	1,559,075
144A, 9.375%, 7/1/2025		840,000	841,008
Lennar Corp., 5.0%, 6/15/2027		305,000	329,400
Lithia Motors, Inc., 144A, 4.625%, 12/15/2027		1,950,000	1,930,500
M/I Homes, Inc., 4.95%, 2/1/2028		1,890,000	1,878,187
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/2025		2,840,000	2,903,900
Mattel, Inc., 144A, 6.75%, 12/31/2025		2,050,000	2,126,875
Meritor, Inc.:
6.25%, 2/15/2024		850,000	856,375
144A, 6.25%, 6/1/2025		580,000	585,800
Navistar International Corp., 144A, 9.5%, 5/1/2025 (c)		1,420,000	1,521,601
NCL Corp., Ltd., 144A, 3.625%, 12/15/2024		2,870,000	1,754,287
PetSmart, Inc.:
144A, 7.125%, 3/15/2023		1,430,000	1,409,808
144A, 8.875%, 6/1/2025 (c)		1,250,000	1,253,075
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025		1,675,000	1,712,687
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028		910,000	896,350
PulteGroup, Inc., 6.375%, 5/15/2033		1,500,000	1,755,000
Royal Caribbean Cruises Ltd.:
144A, 10.875%, 6/1/2023		710,000	729,569
144A, 11.5%, 6/1/2025		690,000	719,981
Sabre Global, Inc., 144A, 9.25%, 4/15/2025		90,000	94,838
Scientific Games International, Inc., 144A, 8.625%, 7/1/2025 (b)		1,480,000	1,383,356
Sonic Automotive, Inc., 6.125%, 3/15/2027		555,000	549,450
Spectrum Brands, Inc., 144A, 5.0%, 10/1/2029		425,000	419,688
Staples, Inc., 144A, 7.5%, 4/15/2026 (c)		3,030,000	2,380,822
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		1,500,000	1,581,180
Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,260,000
Taylor Morrison Communities, Inc., 144A, 5.75%, 1/15/2028		2,415,000	2,487,450
Tesla, Inc., 144A, 5.3%, 8/15/2025		3,850,000	3,850,000
TRI Pointe Group, Inc.:
5.25%, 6/1/2027		825,000	820,875
5.7%, 6/15/2028		1,260,000	1,278,900
United Rentals North America, Inc.:
4.625%, 10/15/2025		4,800,000	4,824,000
5.25%, 1/15/2030		1,100,000	1,135,750
6.5%, 12/15/2026		3,680,000	3,864,000
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		2,300,000	2,326,726
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		1,440,000	1,506,600
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027 (c)		2,910,000	1,732,527
William Carter Co, 144A, 5.5%, 5/15/2025		870,000	897,188
Wolverine World Wide, Inc., 144A, 6.375%, 5/15/2025		2,240,000	2,346,400
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025		2,020,000	1,848,300
Wynn Resorts Finance LLC, 144A, 7.75%, 4/15/2025 (c)		2,160,000	2,175,552
Yum! Brands, Inc., 144A, 7.75%, 4/1/2025		185,000	199,569
			122,824,007
Consumer Staples 4.3%
Albertsons Companies, Inc.:
144A, 4.625%, 1/15/2027		3,320,000	3,320,000
144A, 5.875%, 2/15/2028		870,000	897,640
Edgewell Personal Care Co., 144A, 5.5%, 6/1/2028		1,030,000	1,058,325
JBS Investments II GmbH, 144A, 5.75%, 1/15/2028		848,000	838,299
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030		835,000	855,875
144A, 5.75%, 6/15/2025		5,210,000	5,275,125
144A, 6.5%, 4/15/2029		1,672,000	1,774,410
144A, 6.75%, 2/15/2028		3,607,000	3,809,930
Kraft Heinz Foods Co.:
144A, 4.25%, 3/1/2031		3,870,000	4,103,335
4.625%, 1/30/2029		970,000	1,045,662
Lamb Weston Holdings, Inc., 144A, 4.875%, 5/15/2028		380,000	402,614
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		700,000	697,956
144A, 5.875%, 9/30/2027		3,305,000	3,305,661
Post Holdings, Inc.:
144A, 5.0%, 8/15/2026		2,210,000	2,218,287
144A, 5.5%, 12/15/2029		1,515,000	1,566,692
			31,169,811
Energy 13.2%
Antero Midstream Partners LP:
5.375%, 9/15/2024		1,385,000	1,180,006
144A, 5.75%, 3/1/2027		1,185,000	936,150
144A, 5.75%, 1/15/2028		1,285,000	1,015,150
Archrock Partners LP:
144A, 6.25%, 4/1/2028		2,310,000	2,102,100
144A, 6.875%, 4/1/2027		1,535,000	1,445,970
Ascent Resources Utica Holdings LLC, 144A, 10.0%, 4/1/2022		1,200,000	1,023,000
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		1,090,000	1,019,150
Cheniere Energy Partners LP, 5.625%, 10/1/2026 (c)		1,105,000	1,099,475
Crestwood Midstream Partners LP, 144A, 5.625%, 5/1/2027		2,000,000	1,667,380
DCP Midstream Operating LP:
5.125%, 5/15/2029		1,100,000	1,055,318
5.375%, 7/15/2025		5,357,000	5,316,822
5.625%, 7/15/2027		705,000	709,406
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		2,340,000	2,240,550
144A, 5.75%, 1/30/2028		540,000	518,400
144A, 6.625%, 7/15/2025		385,000	388,011
EnLink Midstream Partners LP, 4.4%, 4/1/2024		4,000,000	3,322,000
EQM Midstream Partners LP:
144A, 6.0%, 7/1/2025		1,950,000	1,975,194
144A, 6.5%, 7/1/2027		1,100,000	1,126,642
EQT Corp.:
6.125%, 2/1/2025 (c)		1,490,000	1,484,815
7.0%, 2/1/2030		2,755,000	2,837,733
Genesis Energy LP:
6.25%, 5/15/2026		1,735,000	1,488,422
6.5%, 10/1/2025		1,200,000	1,026,000
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		3,355,000	2,885,300
144A, 5.75%, 10/1/2025		980,000	833,000
Matador Resources Co., 5.875%, 9/15/2026		1,881,000	1,391,940
MEG Energy Corp., 144A, 7.125%, 2/1/2027		1,340,000	1,113,875
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029		1,605,000	1,641,113
5.625%, 5/1/2027		855,000	882,788
Occidental Petroleum Corp.:
2.6%, 4/15/2022		2,450,000	2,334,360
2.7%, 8/15/2022		2,800,000	2,606,660
2.7%, 2/15/2023		6,650,000	6,059,812
3.125%, 2/15/2022		515,000	493,216
5.55%, 3/15/2026		1,480,000	1,350,811
8.0%, 7/15/2025 (b)		2,495,000	2,504,356
8.875%, 7/15/2030 (b)		1,100,000	1,098,625
Parkland Corp., 144A, 5.875%, 7/15/2027		1,110,000	1,151,625
Parsley Energy LLC:
144A, 4.125%, 2/15/2028		730,000	660,650
144A, 5.25%, 8/15/2025		745,000	715,461
144A, 5.375%, 1/15/2025 (c)		2,790,000	2,714,112
PBF Holding Co. LLC:
144A, 6.0%, 2/15/2028		960,000	796,800
144A, 9.25%, 5/15/2025		535,000	571,113
Range Resources Corp., 5.0%, 8/15/2022 (c)		2,260,000	2,056,600
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		1,000,000	450,000
SM Energy Co., 6.625%, 1/15/2027		1,700,000	833,000
Southwestern Energy Co.:
6.2%, 1/23/2025 (c)		2,134,000	1,827,237
7.75%, 10/1/2027 (c)		425,000	369,750
Sunoco LP:
5.5%, 2/15/2026		1,045,000	1,013,650
5.875%, 3/15/2028		550,000	545,963
6.0%, 4/15/2027		738,000	730,620
Targa Resources Partners LP:
5.0%, 1/15/2028		3,540,000	3,328,945
5.375%, 2/1/2027 (c)		2,900,000	2,798,500
144A, 5.5%, 3/1/2030		1,365,000	1,318,071
TerraForm Power Operating LLC, 144A, 4.75%, 1/15/2030		1,895,000	1,923,425
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027		2,280,000	1,938,000
USA Compression Partners LP:
6.875%, 4/1/2026		2,037,000	1,968,251
6.875%, 9/1/2027		1,450,000	1,392,000
Western Midstream Operating LP, 4.05%, 2/1/2030		870,000	837,453
WPX Energy, Inc.:
4.5%, 1/15/2030		1,830,000	1,610,400
5.25%, 9/15/2024		2,015,000	1,984,775
5.25%, 10/15/2027		1,495,000	1,396,610
5.875%, 6/15/2028		395,000	379,575
			95,486,136
Financials 2.0%
AG Issuer LLC, 144A, 6.25%, 3/1/2028		1,305,000	1,213,650
AmWINS Group, Inc., 144A, 7.75%, 7/1/2026		990,000	1,039,500
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		2,400,000	2,529,015
Lions Gate Capital Holdings LLC, 144A, 6.375%, 2/1/2024		1,320,000	1,287,000
LPL Holdings, Inc., 144A, 4.625%, 11/15/2027		380,000	375,250
Navient Corp.:
5.5%, 1/25/2023		2,909,000	2,789,004
6.5%, 6/15/2022		1,600,000	1,572,000
Springleaf Finance Corp.:
5.375%, 11/15/2029		2,295,000	2,145,825
6.625%, 1/15/2028		505,000	499,950
8.875%, 6/1/2025		770,000	823,169
			14,274,363
Health Care 9.5%
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027		5,095,000	5,407,069
144A, 9.25%, 4/1/2026		1,280,000	1,388,672
Bausch Health Companies, Inc.:
144A, 5.0%, 1/30/2028		1,540,000	1,449,895
144A, 5.25%, 1/30/2030		1,150,000	1,091,063
144A, 5.75%, 8/15/2027		1,610,000	1,706,600
144A, 5.875%, 5/15/2023 (c)		113,000	112,718
144A, 6.125%, 4/15/2025		2,385,000	2,419,034
144A, 6.25%, 2/15/2029		1,970,000	1,979,850
144A, 7.0%, 1/15/2028		575,000	592,250
144A, 7.25%, 5/30/2029		270,000	283,500
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027		1,885,000	1,956,875
Centene Corp., 4.625%, 12/15/2029		2,905,000	3,064,775
Charles River Laboratories International, Inc., 144A, 4.25%, 5/1/2028		3,985,000	3,982,968
Community Health Systems, Inc.:
6.25%, 3/31/2023		5,969,000	5,618,321
144A, 8.125%, 6/30/2024 (c)		1,700,000	1,139,000
DaVita, Inc., 144A, 4.625%, 6/1/2030		715,000	711,568
Encompass Health Corp.:
4.5%, 2/1/2028		620,000	594,654
4.75%, 2/1/2030		521,000	497,555
HCA, Inc.:
5.625%, 9/1/2028		770,000	859,513
5.875%, 2/15/2026		1,900,000	2,082,875
5.875%, 2/1/2029		1,260,000	1,425,803
Hill-Rom Holdings, Inc., 144A, 4.375%, 9/15/2027		1,250,000	1,279,688
LifePoint Health, Inc., 144A, 6.75%, 4/15/2025		3,945,000	4,073,212
Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		1,320,000	1,318,350
Ortho-Clinical Diagnostics, Inc., 144A, 7.25%, 2/1/2028		1,925,000	1,956,724
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026		810,000	834,300
Select Medical Corp., 144A, 6.25%, 8/15/2026		3,910,000	3,952,814
Tenet Healthcare Corp.:
144A, 4.625%, 6/15/2028		855,000	832,941
144A, 4.875%, 1/1/2026		2,770,000	2,697,287
144A, 5.125%, 11/1/2027		3,140,000	3,098,238
144A, 7.5%, 4/1/2025		2,635,000	2,802,981
8.125%, 4/1/2022		600,000	630,000
Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/2025	EUR	1,050,000	1,170,662
Teva Pharmaceutical Finance Netherlands III BV:
6.0%, 4/15/2024		3,675,000	3,776,062
144A, 7.125%, 1/31/2025		1,985,000	2,113,013
			68,900,830
Industrials 7.4%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		2,585,000	1,907,859
144A, 6.0%, 10/15/2022		2,063,000	1,444,100
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		440,000	453,367
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		1,460,000	1,447,225
Clark Equipment Co., 144A, 5.875%, 6/1/2025		780,000	797,550
Clean Harbors, Inc., 144A, 5.125%, 7/15/2029		430,000	445,979
Colfax Corp., 144A, 6.375%, 2/15/2026		1,450,000	1,515,250
Delta Air Lines, Inc., 144A, 7.0%, 5/1/2025		1,710,000	1,765,178
Energizer Holdings, Inc.:
144A, 4.75%, 6/15/2028 (b)		800,000	784,776
144A, 6.375%, 7/15/2026		1,695,000	1,752,562
144A, 7.75%, 1/15/2027		1,450,000	1,546,092
EnerSys, 144A, 4.375%, 12/15/2027		1,220,000	1,207,800
GFL Environmental, Inc.:
144A, 4.25%, 6/1/2025		540,000	544,725
144A, 5.125%, 12/15/2026		670,000	693,450
Hillenbrand, Inc., 5.75%, 6/15/2025		2,245,000	2,323,575
Howmet Aerospace, Inc., 6.875%, 5/1/2025		3,400,000	3,688,527
Itron, Inc., 144A, 5.0%, 1/15/2026		2,000,000	1,992,500
Jaguar Holding Co. II:
144A, 4.625%, 6/15/2025		745,000	758,187
144A, 5.0%, 6/15/2028		645,000	660,319
JELD-WEN, Inc., 144A, 6.25%, 5/15/2025		405,000	420,188
Korn Ferry, 144A, 4.625%, 12/15/2027		420,000	407,400
Masonite International Corp., 144A, 5.375%, 2/1/2028		1,061,000	1,084,873
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027 (b)		1,070,000	1,072,675
Moog, Inc., 144A, 4.25%, 12/15/2027		2,260,000	2,192,200
Prime Security Services Borrower LLC:
144A, 5.75%, 4/15/2026		1,945,000	2,016,965
144A, 6.25%, 1/15/2028		2,030,000	1,913,275
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,069,587
Spirit AeroSystems, Inc., 144A, 7.5%, 4/15/2025		715,000	705,169
Tennant Co., 5.625%, 5/1/2025		360,000	363,600
TransDigm, Inc.:
5.5%, 11/15/2027		4,800,000	4,188,960
144A, 6.25%, 3/15/2026		4,675,000	4,663,406
144A, 8.0%, 12/15/2025		980,000	1,029,970
Triumph Group, Inc., 144A, 6.25%, 9/15/2024		914,000	776,900
Vertical Holdco Gmbh, 144A, 7.625%, 7/15/2028 (b)		480,000	480,000
Vertical U.S. Newco, Inc., 144A, 5.25%, 7/15/2027 (b)		1,431,000	1,431,000
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025		540,000	568,690
144A, 7.25%, 6/15/2028		1,485,000	1,570,387
XPO Logistics, Inc., 144A, 6.25%, 5/1/2025		945,000	989,888
			53,674,154
Information Technology 2.3%
AMS AG, 144A, 7.0%, 7/31/2025 (b)		790,000	782,100
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025		900,000	943,650
Camelot Finance SA, 144A, 4.5%, 11/1/2026		820,000	820,000
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		1,200,000	1,164,000
CDW LLC, 4.125%, 5/1/2025		1,790,000	1,792,238
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		3,005,000	2,967,437
IQVIA, Inc., 144A, 5.0%, 5/15/2027		1,055,000	1,081,045
Microchip Technology, Inc., 144A, 4.25%, 9/1/2025		1,830,000	1,841,645
MTS Systems Corp., 144A, 5.75%, 8/15/2027		498,000	456,915
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027		310,000	303,025
144A, 8.25%, 2/1/2028		500,000	500,000
Science Applications International Corp., 144A, 4.875%, 4/1/2028		480,000	477,149
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		1,225,000	1,242,934
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		2,120,000	2,102,786
			16,474,924
Materials 11.4%
Arconic Corp.:
144A, 6.0%, 5/15/2025		320,000	330,800
144A, 6.125%, 2/15/2028		3,040,000	3,039,240

Ardagh Packaging Finance PLC:
144A, 5.25%, 8/15/2027		2,075,000	2,038,439
144A, 6.0%, 2/15/2025		705,000	722,921
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		1,000,000	1,005,200
Berry Global, Inc.:
144A, 4.875%, 7/15/2026		1,600,000	1,624,000
144A, 5.625%, 7/15/2027		250,000	256,250
Cascades, Inc.:
144A, 5.125%, 1/15/2026		155,000	157,325
144A, 5.375%, 1/15/2028		250,000	253,750
CF Industries, Inc., 5.15%, 3/15/2034		790,000	844,755
Chemours Co.:
4.0%, 5/15/2026	EUR	1,500,000	1,508,298
5.375%, 5/15/2027		480,000	433,771
7.0%, 5/15/2025 (c)		1,125,000	1,075,421
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		1,375,000	1,385,313
Cleveland-Cliffs, Inc., 144A, 6.75%, 3/15/2026		300,000	289,500
Constellium SE:
144A, 4.625%, 5/15/2021	EUR	1,666,667	1,872,125
144A, 5.625%, 6/15/2028		580,000	568,400
144A, 5.75%, 5/15/2024		1,325,000	1,325,000
144A, 5.875%, 2/15/2026 (c)		3,936,000	3,946,509
144A, 6.625%, 3/1/2025 (c)		3,000,000	3,033,810
Crown Americas LLC, 4.75%, 2/1/2026		180,000	183,425
Element Solutions, Inc., 144A, 5.875%, 12/1/2025		1,360,000	1,373,175
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		1,798,000	1,696,862
144A, 6.875%, 3/1/2026		2,960,000	2,804,600
144A, 7.25%, 4/1/2023		1,882,000	1,797,310
144A, 7.5%, 4/1/2025		2,066,000	1,978,195
Freeport-McMoRan, Inc.:
4.125%, 3/1/2028		3,780,000	3,666,600
4.25%, 3/1/2030		2,190,000	2,124,300
5.0%, 9/1/2027		1,475,000	1,481,914
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		1,225,000	1,206,625
144A, 7.625%, 1/15/2025		3,125,000	2,968,750
Illuminate Buyer LLC, 144A, 9.0%, 7/1/2028		230,000	239,775
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/2028		1,170,000	1,118,894
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	1,097,457
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		1,450,000	1,508,449
Mauser Packaging Solutions Holding Co.:
144A, 5.5%, 4/15/2024		4,345,000	4,267,605
144A, 7.25%, 4/15/2025		2,925,000	2,652,302
Mercer International, Inc.:
5.5%, 1/15/2026		425,000	399,500
7.375%, 1/15/2025		2,490,000	2,477,550
Novelis Corp.:
144A, 4.75%, 1/30/2030		4,630,000	4,421,650
144A, 5.875%, 9/30/2026		2,625,000	2,621,719
Olin Corp., 5.625%, 8/1/2029		2,296,000	2,112,366
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		3,925,000	3,954,791
144A, 7.0%, 7/15/2024		465,000	466,307
Starfruit Finco BV, 144A, 8.0%, 10/1/2026 (c)		1,500,000	1,535,535
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		3,742,000	3,461,350
Tronox, Inc.:
144A, 6.5%, 5/1/2025		480,000	484,800
144A, 6.5%, 4/15/2026 (c)		2,746,000	2,567,510
United States Steel Corp., 144A, 12.0%, 6/1/2025		490,000	502,250
			82,882,393
Real Estate 5.2%
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028		1,700,000	1,772,250
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		900,000	875,250
144A, (REIT), 5.0%, 7/15/2028		1,045,000	1,023,786
144A, (REIT), 5.25%, 7/15/2030		3,670,000	3,614,950
144A, (REIT), 5.625%, 7/15/2032		985,000	982,931
(REIT), 5.75%, 8/15/2024		4,735,000	4,780,456
iStar, Inc.:
(REIT), 4.25%, 8/1/2025		1,445,000	1,307,725
(REIT), 4.75%, 10/1/2024		2,385,000	2,226,994
(REIT), 5.25%, 9/15/2022		820,000	795,400
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 4.625%, 6/15/2025		3,319,000	3,245,584
(REIT), 5.75%, 2/1/2027		4,500,000	4,612,500
MPT Operating Partnership LP, (REIT), 4.625%, 8/1/2029		1,990,000	1,999,950
Park Intermediate Holdings LLC, 144A, (REIT), 7.5%, 6/1/2025		1,580,000	1,615,550
Realogy Group LLC, 144A, 7.625%, 6/15/2025		2,625,000	2,625,525
Ryman Hospitality Properties, Inc., 144A, (REIT), 4.75%, 10/15/2027		70,000	62,300
Service Properties Trust, (REIT), 7.5%, 9/15/2025		2,340,000	2,465,270
Uniti Group LP:
144A, (REIT), 6.0%, 4/15/2023		1,700,000	1,657,500
144A, (REIT), 7.875%, 2/15/2025		750,000	759,952
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025		180,000	169,200
144A, (REIT), 3.75%, 2/15/2027		440,000	413,600
144A, (REIT), 4.125%, 8/15/2030		330,000	314,738
144A (REIT), 4.625%, 12/1/2029		225,000	219,375
			37,540,786
Utilities 5.2%
AmeriGas Partners LP:
5.5%, 5/20/2025		2,970,000	3,059,100
5.75%, 5/20/2027		1,445,000	1,528,088
Calpine Corp.:
144A, 4.5%, 2/15/2028		2,245,000	2,188,875
144A, 5.25%, 6/1/2026		2,710,000	2,736,314
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		2,375,000	2,422,357
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		5,753,000	5,817,721
NRG Energy, Inc.:
144A, 5.25%, 6/15/2029		2,205,000	2,315,250
5.75%, 1/15/2028		3,000,000	3,165,000
7.25%, 5/15/2026		1,100,000	1,160,500
PG&E Corp., 5.0%, 7/1/2028		1,735,000	1,734,480
Talen Energy Supply LLC:
144A, 7.25%, 5/15/2027		2,695,000	2,681,525
144A, 7.625%, 6/1/2028		860,000	860,000
Vistra Operations Co. LLC:
144A, 4.3%, 7/15/2029		111,000	116,700
144A, 5.0%, 7/31/2027		5,050,000	5,106,812
144A, 5.5%, 9/1/2026		2,115,000	2,158,231
144A, 5.625%, 2/15/2027		855,000	877,529
			37,928,482
Total Corporate Bonds (Cost $709,831,088)			703,608,965
Convertible Bonds 0.7%
Consumer Discretionary 0.1%
Royal Caribbean Cruises Ltd., 144A, 4.25%, 6/15/2023		871,000	810,030
Energy 0.6%
Cheniere Energy, Inc., 144A, 4.875%, 5/28/2021 (PIK)		4,590,000	4,634,523
Total Convertible Bonds (Cost $5,496,625)			5,444,553
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.129% ***, 2/25/2021		300,000	299,682
0.17% ***, 2/25/2021		400,000	399,575
0.172% ***, 2/25/2021		300,000	299,681
Total Government & Agency Obligations (Cost $998,952)			998,938
Loan Participations and Assignments 0.5%
Senior Loans **
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 5.0%, 4/29/2024		2,580,051	2,448,223
Flex Acquisition Company, Inc., Frist Lien Term Loan, 3-month USD LIBOR + 3.000%, 4.433%, 12/29/2023		1,205,000	1,154,860
Total Loan Participations and Assignments (Cost $3,608,800)			3,603,083
		Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)		1,950	6,337
Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $1,482,531)		6,700	358,606
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (f) (g) (Cost $24,807,678)		24,807,678	24,807,678
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 0.12% (f) (Cost $17,694,084)		17,694,084	17,694,084
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $763,919,758)		104.2	756,522,244
Other Assets and Liabilities, Net		(4.2)	(30,770,195)
Net Assets		100.0	725,752,049

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (f) (g)
18,441,805	6,365,873 (h)	—	—	—	37,094	—	24,807,678	24,807,678
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 0.12% (f)
45,918,847	383,960,565	412,185,328	—	—	240,253	—	17,694,084	17,694,084
64,360,652	390,326,438	412,185,328	—	—	277,347	—	42,501,762	42,501,762

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued or delayed delivery securities included.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $22,962,725, which is 3.2% of net assets.
(d)	Perpetual, callable security with no stated maturity date.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At June 30, 2020, the fund had the following open forward foreign currency contract:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	26,940,184	USD	30,227,792	7/31/2020	(60,507)	State Street Bank and Trust

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$703,608,965	$—	$703,608,965
Convertible Bonds	—	5,444,553	—	5,444,553
Government & Agency Obligations	—	998,938	—	998,938
Loan Participations and Assignments	—	3,603,083	—	3,603,083
Common Stocks	6,337	—	—	6,337
Warrants	—	—	358,606	358,606
Short-Term Investments (i)	42,501,762	—	—	42,501,762
Total	$42,508,099	$713,655,539	$358,606	$756,522,244
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(60,507)	$—	$(60,507)
Total	$—	$(60,507)	$—	$(60,507)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ (60,507)